Notes Payable (Details) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2014	Aug. 01, 2014	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014	Nov. 11, 2013	Jun. 30, 2013	Mar. 31, 2014 Guarantees	Jun. 30, 2013 Guarantees	Apr. 25, 2014 Subsequent Event	Mar. 31, 2014 CNY	Nov. 11, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2014 CNY Guarantees	Jun. 30, 2013 CNY Guarantees	Apr. 25, 2014 CNY Subsequent Event
Notes Payable, Related Parties, Current					$ 9,735,203	$ 9,735,203	$ 9,707,638				$ 60,000,000	$ 60,000,000	$ 60,000,000
Bank Charge Fee Percentage		0.05%
Restricted Cash Minimum Percentage on Notes Payable	50.00%
Restricted Cash and Cash Equivalents	7,742,146		7,720,232	9,449,905				4,867,601	4,853,819	4,876,601				30,000,000	30,000,000	30,000,000
Notes payable	$ 9,735,203		$ 9,707,638